UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21884
Oppenheimer Rochester Virginia Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 9/30/2011

Item 1. Reports to Stockholders.

September 30, 2011

OPPENHEIMER ROCHESTER
VIRGINIA
MUNICIPAL FUND

Oppenheimer Rochester® Virginia Municipal Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

"If you're looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Special Assessment	11.4%
Sales Tax Revenue	10.1
Municipal Leases	9.7
Tobacco—Master Settlement Agreement	8.7
General Obligation	7.4
Hospital/Healthcare	6.9
Highways/Commuter Facilities	6.8
Higher Education	5.3
Adult Living Facilities	4.6
Electric Utilities	4.2
Portfolio holdings are subject to change. Percentages are as of September 30, 2011, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	3.4%
AA	25.3
A	3.8
BBB	29.2
BB or lower	8.9
Unrated	29.4

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of September 30, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Virginia Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 7/18/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 7/18/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 7/18/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 7/29/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2011	September 30, 2011	September 30, 2011[1,2]

Actual
Class A	$1,000.00	$1,132.00	$5.52
Class B	1,000.00	1,128.00	9.54
Class C	1,000.00	1,128.10	9.54
Class Y	1,000.00	1,045.60	1.56

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.90	5.23
Class B	1,000.00	1,016.14	9.04
Class C	1,000.00	1,016.14	9.04
Class Y	1,000.00	1,020.71	4.42

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from July 29, 2011 (inception of offering) to September 30, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended September 30, 2011 for Classes A, B and C and for the period from July 29, 2011 (inception of offering) to September 30, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	1.03%
Class B	1.78
Class C	1.78
Class Y	0.87
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2011 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—113.5%
Virginia—55.0%
$15,000	Alexandria, VA IDA (Alexandria Hospital)	5.500%	07/01/2014	$15,062
50,000	Alexandria, VA IDA Pollution Control (Potomac Electric Power Company)	5.375	02/15/2024	50,054
200,000	Alexandria, VA IDA Pollution Control (Potomac Electric Power Company)	5.375	02/15/2024	200,218
395,000	Alexandria, VA Redevel. & Hsg. Authority (CRS Alexandria Hsg. Corp.)	6.125	10/01/2029	395,166
5,000	Broadway, VA IDA (Bridgewater College)	5.375	04/01/2033	5,016
265,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.500	07/15/2035	212,755
2,400,000	Celebrate, VA North Community Devel. Authority Special Assessment	6.750	03/01/2034	1,612,584
25,000	Chesapeake, VA IDA (Chesapeake Court House)	5.250	06/01/2017	25,049
345,000	Chesapeake, VA Redevel. & Hsg. Authority (Chesapeake Crossing Seniors Community Three)	6.200	04/01/2028	265,208
20,000	Chesapeake, VA Toll Road (Expressway)	5.625	07/15/2032	20,005
720,000	Chesterfield County, VA Health Center (Lucy Corr Village)	6.250	12/01/2038	661,183
25,000	Chesterfield, VA IDA (Winchester Greens)	5.400	01/01/2031	25,016
255,000	Dulles, VA Town Center CDA (Dulles Town Center)	6.250	03/01/2026	255,038
115,000	Fairfax County, VA EDA Senior Living (Lewinsville Retirement Residence)	5.250	03/01/2032	95,251
25,000	Fairfax County, VA IDA (IHS/IHSS/IAHSC/LHC Obligated Group)	5.500	05/15/2035	26,991
25,000	Fairfax County, VA Redevel. & Hsg. Authority (Grand View Apartments)	5.450	08/01/2025	25,015
25,000	Fairfax County, VA Redevel. & Hsg. Authority (Herndon Harbor House)	5.875	08/01/2027	25,019
10,000	Fairfax County, VA Redevel. & Hsg. Authority (Herndon Harbor II)	5.500	05/01/2029	10,004
1,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125	03/01/2036	783,380
1,220,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450	03/01/2036	735,001
1,250,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800	03/01/2036	752,975
1,000,000	Halifax County, VA IDA (Old Dominion Electric Cooperative)	5.625	06/01/2028	1,025,280
170,000	Henrico County, VA IDA (Browning-Ferris Industries)	5.875	03/01/2017	170,423
125,000	James City County, VA IDA (Anheuser-Busch Companies)	6.000	04/01/2032	125,070
15 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Virginia Continued
$100,000	Lancaster County, VA IDA (Rappahannock Westminster Canterbury)	5.875%	04/01/2019	$100,719
10,000	Lancaster County, VA IDA (Rappahannock Westminster Canterbury)	6.000	04/01/2032	9,725
1,000,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2027	501,700
20,000	Lexington, VA IDA (Carilion Stonewall Jackson Hospital)	6.875	07/01/2020	20,032
35,000	Lexington, VA IDA (Stonewall Jackson Hospital)	7.000	07/01/2030	35,020
65,000	Loudoun County, VA IDA (Dulles Airport Marriott Hotel)	7.125	09/01/2015	64,182
10,000	Lynchburg, VA IDA (Lynchburg College)	5.250	09/01/2028	10,043
15,000	Lynchburg, VA IDA (The Summit)	6.125	01/01/2021	14,899
25,000	Lynchburg, VA IDA (The Summit)	6.250	01/01/2028	24,351
1,500,000	Manassas Park, VA Economic Devel. Authority	6.000	07/15/2035	1,588,560
10,000	Manassas, VA GO	6.000	05/01/2014	10,186
100,000	New Port, VA CDA	5.600	09/01/2036	55,608
30,000	Norfolk, VA Airport Authority (Air Cargo)	6.250	01/01/2030	25,266
300,000	Norfolk, VA EDA, Series A	6.000	11/01/2036	213,222
10,000	Norfolk, VA GO	5.750	06/01/2017	10,026
815,000	Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)	6.125	01/01/2035	745,945
100,000	Norfolk, VA Water	5.125	11/01/2023	100,345
50,000	Norfolk, VA Water	5.125	11/01/2028	50,061
25,000	Norfolk, VA Water	5.375	11/01/2023	25,080
30,000	Norfolk, VA Water	5.900	11/01/2025	30,119
2,265,000	Norton, VA IDA (Norton Community Hospital)	6.000	12/01/2022	2,209,077
170,000	Peninsula, VA Ports Authority (The Brinks Company)	6.000	04/01/2033	173,832
250,000	Peninsula, VA Ports Authority Residential Care Facility (Virginia Baptist Homes)	5.375	12/01/2026	163,815
1,500,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.350	09/01/2028	1,513,125
3,100,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450	09/01/2037	3,117,918
75,000	Prince William County, VA IDA (Melrose Apartments)	5.400	01/01/2029	58,019
10,000	Prince William County, VA IDA (Prince William Hospital)	5.250	04/01/2019	10,013
30,000	Prince William County, VA IDA (Prince William Hospital)	5.250	04/01/2019	30,039
16 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Virginia Continued
$70,000	Prince William County, VA IDA (Westminster Presbyterian Retirement Community)	5.125%		01/01/2026	$42,802
1,720,000	Prince William County, VA Multifamily Hsg. Pass-Through Certificates (Woodward Gables)	5.600		11/01/2034	1,695,249
45,000	Richmond, VA IDA (Virginia Commonwealth University Real Estate Foundation)	5.550		01/01/2031	45,509
5,000	Richmond, VA Metropolitan Authority (Expressway)	5.400		01/15/2013	5,092
35,000	Roanoke, VA IDA (Virginia Lutheran Homes)	6.000		12/01/2032	34,665
1,100,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500		08/01/2028	1,084,402
1,000,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500		08/01/2038	948,960
5,000	Suffolk, VA IDA (Hotel & Conference Center)	5.125		10/01/2035	5,470
3,110,000	Suffolk, VA IDA (Lake Prince Center)	5.150		09/01/2024	2,976,861
715,000	Suffolk, VA IDA (Lake Prince Center)	5.300		09/01/2031	649,520
410,000	Suffolk, VA Redevel. & Hsg. Authority (Hope Village Apartments)	5.600		02/01/2033	417,384
1,200,000	VA Celebrate South CDA Special Assessment	6.250		03/01/2037	766,392
1,785,000	VA College Building Authority (Regent University)	5.000		06/01/2026	1,791,515
1,900,000	VA College Building Authority (Regent University)	5.000		06/01/2029	1,841,347
390,000	VA College Building Authority Educational Facilities (Regent University)	5.000		06/01/2036	366,315
218,000	VA Gateway Community Devel. Authority	6.375		03/01/2030	218,482
100,000	VA H2O Community Devel. Authority	5.200		09/01/2037	53,294
45,000	VA Hsg. Devel. Authority (Rental Hsg.)	5.200		04/01/2020	45,038
2,940,000	VA Hsg. Devel. Authority, Series E	6.250		07/01/2031	3,130,835
1,150,000	VA Hsg. Devel. Authority, Series E	6.375		01/01/2036	1,252,615
445,000	VA Multifamily Hsg. (The Broad Point/American International Group)	5.950	[1]	11/01/2033	435,219
180,000	VA Resources Authority Sewer System (Hopewell Regional Wastewater)	5.750		10/01/2021	180,308
1,500,000	VA Small Business Financing Authority (Hampton Roads Proton)	9.000		07/01/2039	1,586,505
250,000	VA Small Business Financing Authority (Roanoke College)	5.500		04/01/2033	264,155
250,000	VA Small Business Financing Authority (Roanoke College)	5.750		04/01/2041	266,690
8,000,000	VA Small Business Financing Authority (Sentara Healthcare)[2]	5.000		11/01/2040	8,354,400
9,795,000	VA Tobacco Settlement Authority	5.000		06/01/2047	5,953,395
22,000,000	VA Tobacco Settlement Authority	5.770	[3]	06/01/2047	336,380
17 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Virginia Continued
$73,000,000	VA Tobacco Settlement Authority	10.873%[3]		06/01/2047	$1,462,190
560,000	Washington County, VA IDA (Mountain States Health Alliance)	7.250		07/01/2019	636,054
485,000	Washington County, VA IDA (Mountain States Health Alliance)	7.500		07/01/2029	555,568
250,000	Washington County, VA IDA (Mountain States Health Alliance)	7.750		07/01/2038	285,728
3,325,000	Watkins Centre, VA Community Devel. Authority	5.400		03/01/2020	3,355,790
2,646,000	White Oaks, VA Village Shops Community Devel. Authority Special Assessment	5.300		03/01/2017	2,738,980

					62,210,799
District of Columbia—13.8%
150,000	Metropolitan Washington D.C. Airport Authority	5.375		10/01/2029	157,580
1,500,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	1.426	[3]	10/01/2041	1,257,960
5,000,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	7.170	[3]	10/01/2040	886,350
5,000,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	7.910	[3]	10/01/2040	807,800
5,000,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)	0.000	[4]	10/01/2044	3,312,050
9,000,000	Metropolitan Washington D.C. Airport Authority, Series A2	5.000		10/01/2035	9,099,090
80,000	Metropolitan Washington D.C. Airport Authority, Series A5	5.000		10/01/2035	80,881

					15,601,711
U.S. Possessions—44.7%
200,000	Guam GO	6.750		11/15/2029	209,778
400,000	Guam GO	7.000		11/15/2039	418,252
1,000,000	Guam Government Waterworks Authority & Wastewater System	5.625		07/01/2040	964,720
35,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	39,065
860,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	794,029
2,120,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2030	1,641,346
250,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	259,155
1,600,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	1,654,016
450,000	Puerto Rico Aqueduct & Sewer Authority	6.125		07/01/2024	502,871
260,000	Puerto Rico Children’s Trust Fund (TASC)	5.375		05/15/2033	245,547
95,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	79,591
820,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	688,874
18 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$25,800,000	Puerto Rico Children’s Trust Fund (TASC)	6.417%[3]		05/15/2050	$1,189,896
500,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	516,340
1,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	1,049,940
1,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	1,036,860
2,600,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	2,807,974
350,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2027	362,768
580,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2028	596,965
200,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2029	204,418
210,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2030	213,891
225,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2031	228,850
1,000,000	Puerto Rico Highway & Transportation Authority	5.250		07/01/2030	1,014,860
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	250,585
200,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2023	214,588
150,000	Puerto Rico Infrastructure	5.000		07/01/2046	141,831
310,000	Puerto Rico Infrastructure	6.800	[3]	07/01/2029	102,343
1,000,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2033	237,910
500,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2035	101,970
3,110,000	Puerto Rico Infrastructure	7.002	[3]	07/01/2032	800,452
820,000	Puerto Rico Infrastructure	7.050	[3]	07/01/2042	100,942
5,600,000	Puerto Rico Infrastructure	7.391	[3]	07/01/2030	1,695,736
60,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	59,156
1,825,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	1,809,798
905,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	860,483
4,535,000	Puerto Rico Infrastructure Financing Authority	6.800	[3]	07/01/2031	1,263,360
745,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	646,682
145,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		02/01/2019	145,045
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		02/01/2029	233,793
750,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	749,963
450,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.250		09/01/2031	449,987
19 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$25,000	Puerto Rico ITEMECF (University Plaza)	5.000%		07/01/2021	$25,023
105,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	86,454
1,000,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	1,016,220
1,345,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	1,400,777
250,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	280,980
1,515,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	1,711,026
1,500,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	1,667,175
500,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	545,730
145,000	Puerto Rico Public Finance Corp., Series A	5.750		08/01/2027	146,866
65,000	Puerto Rico Public Finance Corp., Series A	6.000		08/01/2015	65,106
25,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	26,610
19,650,000	Puerto Rico Sales Tax Financing Corp., Series A	6.070	[3]	08/01/2054	1,410,477
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100	[3]	08/01/2044	713,550
650,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	735,456
13,950,000	Puerto Rico Sales Tax Financing Corp., Series A	7.287	[3]	08/01/2056	884,291
250,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[4]	08/01/2032	222,370
8,000,000	Puerto Rico Sales Tax Financing Corp., Series C2	5.750		08/01/2057	8,669,600
190,000	V.I. HFA, Series A	6.500		03/01/2025	190,097
300,000	V.I. Public Finance Authority (Hovensa Refinery)	4.700		07/01/2022	258,216
900,000	V.I. Public Finance Authority (Hovensa Refinery)	5.875		07/01/2022	860,544
620,000	V.I. Public Finance Authority (Hovensa Refinery)	6.125		07/01/2022	604,705
500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.250		10/01/2029	505,180
685,000	V.I. Public Finance Authority, Series A	6.375		10/01/2019	686,356
1,250,000	V.I. Water & Power Authority, Series A	5.000		07/01/2031	1,217,000

					50,514,439

Total Investments, at Value (Cost $127,917,807)—113.5%					128,326,949
Liabilities in Excess of Other Assets—(13.5)					(15,311,168)

Net Assets—100.0%					$113,015,781

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	When-issued security or delayed delivery to be delivered and settled after September 30, 2011. See Note 1 of the accompanying Notes.
20 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Virginia	$—	$62,210,799	$—	$62,210,799
District of Columbia	—	15,601,711	—	15,601,711
U.S. Possessions	—	50,514,439	—	50,514,439

Total Assets	$—	$128,326,949	$—	$128,326,949

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

CDA	Communities Devel. Authority
CRS	Christian Relief Services
EDA	Economic Devel. Authority
GO	General Obligation
HFA	Housing Finance Agency
IAHSC	Ionava Alexandria Health Services Corp.
IDA	Industrial Devel. Agency
IHS	Inova Health System
IHSS	Inova Health System Services
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LHC	Loudoun Healthcare
ROLs	Residual Option Longs
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.
21 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2011

Assets
Investments, at value (cost $127,917,807)—see accompanying statement of investments	$128,326,949
Cash	1,664,932
Receivables and other assets:
Interest	1,716,372
Investments sold (including $750,000 sold on a when-issued or delayed delivery basis)	835,694
Shares of beneficial interest sold	620,523
Other	20,791

Total assets	133,185,261

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	18,750,000
Investments purchased	934,996
Shares of beneficial interest redeemed	346,281
Dividends	63,717
Distribution and service plan fees	21,929
Shareholder communications	13,875
Transfer and shareholder servicing agent fees	5,479
Trustees’ compensation	2,964
Other	30,239

Total liabilities	20,169,480

Net Assets	$113,015,781

Composition of Net Assets
Par value of shares of beneficial interest	$12,327
Additional paid-in capital	118,776,150
Accumulated net investment income	799,354
Accumulated net realized loss on investments	(6,981,192)
Net unrealized appreciation on investments	409,142

Net Assets	$113,015,781

22 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $77,590,906 and 8,457,228 shares of beneficial interest outstanding)	$9.17
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$9.63
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,942,790 and 867,429 shares of beneficial interest outstanding)	$9.16
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,370,393 and 2,990,534 shares of beneficial interest outstanding)	$9.15
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $111,692 and 12,180 shares of beneficial interest outstanding)	$9.17
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2011

Investment Income
Interest	$2,740,427

Expenses
Management fees	289,739
Distribution and service plan fees:
Class A	89,395
Class B	37,475
Class C	126,689
Transfer and shareholder servicing agent fees:
Class A	20,287
Class B	3,214
Class C	8,318
Shareholder communications:
Class A	7,061
Class B	907
Class C	2,355
Interest expense and fees on short-term floating rate notes issued (See Note 1)	84,742
Borrowing fees	35,783
Trustees’ compensation	1,058
Custodian fees and expenses	923
Administration service fees	750
Interest expense on borrowings	170
Other	23,998

Total expenses	732,864
Less waivers and reimbursements of expenses	(68,680)

Net expenses	664,184

Net Investment Income	2,076,243

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(189,817)
Net change in unrealized appreciation/depreciation on investments	11,011,009

Net Increase in Net Assets Resulting from Operations	$12,897,435

See accompanying Notes to Financial Statements.
24 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2011	March 31,
	(Unaudited)	2011

Operations
Net investment income	$2,076,243	$7,337,194
Net realized loss	(189,817)	(2,601,479)
Net change in unrealized appreciation/depreciation	11,011,009	(10,444,960)

Net increase (decrease) in net assets resulting from operations	12,897,435	(5,709,245)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(2,446,035)	(4,822,941)
Class B	(225,384)	(434,100)
Class C	(762,046)	(1,496,200)
Class Y	(11)	—

	(3,433,476)	(6,753,241)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	3,637,967	14,165,264
Class B	249,225	1,185,354
Class C	1,425,723	5,050,517
Class Y	111,658	—

	5,424,573	20,401,135

Net Assets
Total increase	14,888,532	7,938,649
Beginning of period	98,127,249	90,188,600

End of period (including accumulated net investment income of $799,354 and $2,156,587, respectively)	$113,015,781	$98,127,249

See accompanying Notes to Financial Statements.
25 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2011

Cash Flows from Operating Activities
Net increase in net assets from operations	$12,897,435
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(13,133,178)
Proceeds from disposition of investment securities	11,545,741
Short-term investment securities, net	460,153
Premium amortization	67,509
Discount accretion	(876,374)
Net realized loss on investments	189,817
Net change in unrealized appreciation/depreciation on investments	(11,011,009)
Change in assets:
Decrease in other assets	50,243
Increase in interest receivable	(146,561)
Increase in receivable for securities sold	(825,694)
Change in liabilities:
Increase in payable for securities purchased	934,996
Decrease in other liabilities	(67,182)

Net cash provided by operating activities	85,896

Cash Flows from Financing Activities
Proceeds from bank borrowings	3,000,000
Payments on bank borrowings	(4,200,000)
Proceeds from short-term floating rate notes issued	750,000
Proceeds from shares sold	13,662,651
Payments on shares redeemed	(11,298,820)
Cash distributions paid	(714,467)

Net cash provided by financing activities	1,199,364

Net increase in cash	1,285,260
Cash, beginning balance	379,672

Cash, ending balance	$1,664,932

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $2,806,340.
Cash paid for interest on bank borrowings—$267.
Cash paid for interest on short-term floating rate notes issued—$84,742.
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2011				Year Ended March 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.38	$9.40	$7.23	$10.20	$13.21	$12.60

Income (loss) from investment operations:
Net investment income[2]	.18	.68	.77	.64	.78	.54
Net realized and unrealized gain (loss)	.92	(1.08)	2.02	(2.99)	(3.20)	.44

Total from investment operations	1.10	(.40)	2.79	(2.35)	(2.42)	.98

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.62)	(.62)	(.62)	(.59)	(.37)

Net asset value, end of period	$9.17	$8.38	$9.40	$7.23	$10.20	$13.21

Total Return, at Net Asset Value[3]	13.20%	(4.54)%	39.56%	(23.70)%	(18.85)%	7.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,591	$67,435	$61,891	$24,132	$19,946	$11,023

Average net assets (in thousands)	$72,384	$70,784	$44,416	$21,874	$17,701	$7,721

Ratios to average net assets:[4]
Net investment income	4.18%	7.37%	8.68%	7.47%	6.54%	5.89%
Expenses excluding interest and fees on short-term floating rate notes issued	0.92%	0.95%	0.98%	1.10%	1.05%	1.23%
Interest and fees from borrowings	0.07%	0.08%	0.14%	0.78%	1.68%	1.88%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.17%	0.11%	0.21%	0.89%	0.32%

Total expenses	1.15%	1.20%	1.23%	2.09%	3.62%	3.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.03%	1.05%	1.02%	1.01%	1.69%	1.12%

Portfolio turnover rate	10%	15%	9%	41%	50%	2%

1.	For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2011				Year Ended March 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.37	$9.39	$7.22	$10.19	$13.20	$12.60

Income (loss) from investment operations:
Net investment income[2]	.15	.60	.70	.57	.68	.43
Net realized and unrealized gain (loss)	.91	(1.06)	2.03	(2.99)	(3.19)	.47

Total from investment operations	1.06	(.46)	2.73	(2.42)	(2.51)	.90

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.56)	(.56)	(.55)	(.50)	(.30)

Net asset value, end of period	$9.16	$8.37	$9.39	$7.22	$10.19	$13.20

Total Return, at Net Asset Value[3]	12.80%	(5.25)%	38.57%	(24.33)%	(19.48)%	7.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,943	$7,020	$6,695	$1,339	$446	$150

Average net assets (in thousands)	$7,480	$7,145	$4,482	$876	$373	$40

Ratios to average net assets:[4]
Net investment income	3.44%	6.61%	7.84%	6.82%	5.81%	4.66%
Expenses excluding interest and fees on short-term floating rate notes issued	1.71%	1.75%	1.82%	2.01%	2.16%	6.19%
Interest and fees from borrowings	0.07%	0.08%	0.14%	0.78%	1.68%	1.88%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.17%	0.11%	0.21%	0.89%	0.32%

Total expenses	1.94%	2.00%	2.07%	3.00%	4.73%	8.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.78%	1.80%	1.78%	1.76%	2.44%	1.87%

Portfolio turnover rate	10%	15%	9%	41%	50%	2%

1.	For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2011				Year Ended March 31,
Class C	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$8.36	$9.38	$7.21	$10.18	$13.19	$12.60

Income (loss) from investment operations:
Net investment income[2]	.15	.61	.70	.58	.68	.43
Net realized and unrealized gain (loss)	.91	(1.08)	2.03	(3.00)	(3.19)	.44

Total from investment operations	1.06	(.47)	2.73	(2.42)	(2.51)	.87

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.55)	(.56)	(.55)	(.50)	(.28)

Net asset value, end of period	$9.15	$8.36	$9.38	$7.21	$10.18	$13.19

Total Return, at Net Asset Value[3]	12.81%	(5.26)%	38.63%	(24.34)%	(19.50)%	6.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,370	$23,672	$21,603	$5,354	$4,990	$1,263

Average net assets (in thousands)	$25,289	$24,674	$13,828	$5,390	$3,147	$400

Ratios to average net assets:[4]
Net investment income	3.44%	6.69%	7.86%	6.63%	5.84%	4.69%
Expenses excluding interest and fees on short-term floating rate notes issued	1.69%	1.72%	1.77%	2.08%	1.83%	2.50%
Interest and fees from borrowings	0.07%	0.08%	0.14%	0.78%	1.68%	1.88%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.17%	0.11%	0.21%	0.89%	0.32%

Total expenses	1.92%	1.97%	2.02%	3.07%	4.40%	4.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.78%	1.80%	1.78%	1.76%	2.44%	1.87%

Portfolio turnover rate	10%	15%	9%	41%	50%	2%

1.	For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Period
Ended
September 30, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$8.87

Income (loss) from investment operations:
Net investment income[2]	.04
Net realized and unrealized gain	.35

Total from investment operations	.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)

Net asset value, end of period	$9.17

Total Return, at Net Asset Value[3]	4.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112

Average net assets (in thousands)	$1

Ratios to average net assets:[4]
Net investment income	6.53%
Expenses excluding interest and fees on short-term floating rate notes issued	0.71%
Interest and fees from borrowings	—
Interest and fees on short-term floating rate notes issued[5]	0.16%

Total expenses	0.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.87%

Portfolio turnover rate	10%

1.	For the period from July 29, 2011 (inception of offering) to September 30, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Virginia Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Virginia state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on July 29, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
31  |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed
32  |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2011, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Sold securities	$750,000
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $18,750,000 as of September 30, 2011, which represents 14.08% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the
33  |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2011, municipal bond holdings with a value of $26,123,090 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $18,750,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At September 30, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$2,250,000	Metropolitan Washington D.C. Airport Authority ROLs[3]	17.808%	10/1/35	$2,349,090
2,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.999	8/1/57	2,669,600
2,000,000	VA Small Business Financing Authority ROLs[3]	18.078	11/1/40	2,354,400

				$7,373,090

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
34  |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $18,750,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2011, the Fund utilized $159,521 of capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2011, the Fund had available for federal income tax purposes post-October losses of $2,725,534, which will expire in 2020 if unutilized and unused capital loss carryforwards as follows:

Expiring

2016	$82,097
2017	1,430,791
2018	2,507,487

Total	$4,020,375

As of September 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $6,935,726, of which $189,817 expires in 2020. This estimated capital loss carryforward represents carryforward as of the end of the last
35   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$109,209,521	[1]

Gross unrealized appreciation	$7,520,485
Gross unrealized depreciation	(7,118,343)

Net unrealized appreciation	$402,142

1.	The Federal tax cost of securities does not include cost of $18,715,286, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended
36   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

September 30, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$238
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2011	1,273
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection
37  |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended		For the Year Ended
	September 30, 2011[1]		March 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	1,232,008	$10,899,510	3,439,569	$31,501,519
Dividends and/or distributions reinvested	231,656	2,050,754	347,967	3,162,749
Redeemed	(1,051,907)	(9,312,297)	(2,323,926)	(20,499,004)

Net increase	411,757	$3,637,967	1,463,610	$14,165,264

Class B
Sold	54,563	$481,694	165,041	$1,545,847
Dividends and/or distributions reinvested	22,638	200,032	32,614	296,365
Redeemed	(48,963)	(432,501)	(71,626)	(656,858)

Net increase	28,238	$249,225	126,029	$1,185,354

Class C
Sold	295,898	$2,614,359	1,198,972	$11,006,569
Dividends and/or distributions reinvested	62,927	555,554	104,116	946,190
Redeemed	(199,192)	(1,744,190)	(774,621)	(6,902,242)

Net increase	159,633	$1,425,723	528,467	$5,050,517

Class Y
Sold	12,180	$111,658	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	12,180	$111,658	—	$—

1.	For the six months ended September 30, 2011, for Class A, B, and C shares, and for the period from July 29, 2011 (inception of offering) to September 30, 2011 for Class Y shares.
38   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$13,133,178	$11,545,741
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2011, the Fund paid $31,585 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under
39   |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2011 were as follows:

Class B	$230,309
Class C	279,647
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2011	$47,059	$6,800	$5,630	$2,382
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, excluding interest and fees from borrowings and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for both Class B and Class C shares and 0.80% of average annual nets assets for Class Y shares. During the six months ended September 30, 2011, the Manager reimbursed $45,024, $6,151 and $17,505 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to June 1, 2011. Effective June 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
40   |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1818% as of September 30, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2011 equal 0.06% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
41   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
Details of the borrowings for the six months ended September 30, 2011 are as follows:

Average Daily Loan Balance	$204,940
Average Daily Interest Rate	0.202%
Fees Paid	$10,758
Interest Paid	$267
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended September 30, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
42   |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

     The Fund executed no transactions under the Facility during the six months ended September 30, 2011.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of
43   |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation
Continued fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
44   |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of September 30, 2011 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of September 30, 2011 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by a NRSRO;
		Internally Rated
	NRSRO-Rated	by the Manager	Total

AAA	3.4%	0.0%	3.4%
AA	25.3	0.0	25.3
A	3.8	1.7	5.5
BBB	29.2	14.9	44.1
BB or lower	8.9	12.8	21.7

Total	70.6%	29.4%	100.0%
45   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
46   |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles S. Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Virginia municipal debt funds. The Board noted that the Fund’s one-year and three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Virginia municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that “Total Annual Fund Operating Expenses,” excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or
47   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
withdrawn at any time without notice to shareholders. The Board noted that the Fund’s actual management fees and total expenses were equal to its peer group median and higher than its peer group average. The Fund’s contractual management fees were higher than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
48   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
49   |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER
ROCHESTER VIRGINIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent	KPMG llp
Registered Public
Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
50   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
51   |   OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
52   |  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Item 2.	Code of Ethics.
Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.	Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	11/9/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date:	11/9/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	11/9/2011